Trade Receivables (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Schedule of trade receivables
The Group’s trade receivables consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Trade receivables	$46,770	$26,923
Provision for impairment of receivables	(629)	(116)
	$46,141	$26,807

Schedule of financial assets that are either past due or impaired
The movements in the provision for impairment of receivables were as follows:

(U.S. $ in thousands)
As of July 1, 2016	$—
Charge for the period	116
As of June 30, 2017	116
Charge for the period	513
As of June 30, 2018	$629

Schedule of analysis of age of financial assets that are past due but not impaired	The aging analysis of these trade receivables is as follows:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Up to three months	$4,923	$5,658
Greater than three months	74	276
	$4,997	$5,934